Non-current other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other non-current receivables
Non current other receivables	$ 515	$ 847	$ 901
Current prepayment	114	181	116
Amount of non current receivables from disposal of business		175	175
Shionogi
Disclosure of other non-current receivables
Non current prepayment	114	180	380
Moderna therapeutics
Disclosure of other non-current receivables
Non current other receivables	$ 146	$ 178	$ 178